Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the assets

Furniture, fixtures and equipment	3 to 7 years
Automobile	3 to 5 years
Leased automobile	3 years
Leasehold improvements	The shorter of the estimated life or the lease term

Summary of disaggregated revenues

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021

	(Unaudited)
Sales of EVs	$—	$183	$788	$796
Lease of EVs	135	158	410	458
Sales of Forklifts	134	—	875	—
Others	140	213	506	426
	$409	$554	$2,579	$1,680

	Successor		Predecessor
	Year ended	Period from November 13,	Period from January 1,
	December 31, 2021	2020 to, December 31 2020	2020 to November 12, 2020
Sales of EVs	$1,750	$235	$2,690
Lease of EVs	586	92	492
Others	641	50	950
	$2,977	$377	$4,132